RELATED PARTY TRANSACTIONS RELATED PARTY TRANSACTIONS - Renumeration of Directors and Other Key Management (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related Party [Abstract]
Salaries, incentives and short-term benefits	$ 18	$ 19
Share-based payments	54	50
Total	$ 72	$ 69